Segment Reporting - Narrative (Detail) $ in Thousands	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	May 08, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	May 08, 2019 USD ($)	Jun. 30, 2019 USD ($) subsidiary segment	Jun. 30, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment					3
Number of lines of businesses, more than | segment					1
Equity (loss) income (note 4) | $		$ (6,284)	$ 837		$ (67,937)	$ 27,954
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity (loss) income (note 4) | $	$ 0		$ (9,300)	$ (3,000)		$ (8,700)
Subsidiaries
Segment Reporting Information [Line Items]
Number of Subsidiaries | subsidiary					2